Provisions - Other Foreign Subsidiaries - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits
Contributions to defined contribution pension funds	€ 287	€ 271	€ 266
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(8.74%)
Other Foreign Countries
Employee Benefits
Contributions to defined contribution pension funds	€ 107	€ 99	€ 92
Other Foreign Countries | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(4.80%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	5.25%
BRAZIL
Actuarial assumptions
Mortality tables	AT-2000
Cumulative annual CPI growth	4.00%
Minimum | BRAZIL
Actuarial assumptions
Annual discount rate	9.11%
Maximum | BRAZIL
Actuarial assumptions
Annual discount rate	9.26%